Cover	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Coty Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35964
Entity Tax Identification Number	13-3823358
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	212
Local Phone Number	389-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001024305
Amendment Flag	true
Table Text Block Supplement [Abstract]
Amendment Description	correct exhibit 10.1